UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30,

Date of reporting period: June 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON GLOBAL CURRENTS

INTERNATIONAL SMALL CAP

OPPORTUNITY FUND

FORM N-Q

JUNE 30, 2011

LEGG MASON GLOBAL CURRENTS INTERNATIONAL SMALL CAP OPPORTUNITY FUND

Schedule of investments (unaudited)	June 30, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.0%
CONSUMER DISCRETIONARY - 22.6%
Auto Components - 2.3%
Takata Corp.	1,006	$30,779	(a)
Toyo Tire & Rubber Co., Ltd.	14,770	37,512	(a)

Total Auto Components		68,291

Distributors - 1.6%
Smiths News PLC	11,790	16,632	(a)
Xinhua Winshare Publishing and Media Co., Ltd., Class H Shares	53,050	29,492	(a)

Total Distributors		46,124

Diversified Consumer Services - 0.6%
Studio Alice Co., Ltd.	1,183	16,579	(a)

Hotels, Restaurants & Leisure - 5.3%
Fuller Smith & Turner PLC, Class A Shares	2,370	26,058	(a)
Greene King PLC	4,230	33,091	(a)
REXLot Holdings Ltd.	172,460	16,679	(a)
Saint Marc Holdings Co., Ltd.	391	14,677	(a)
Saizeriya Co., Ltd.	785	14,916	(a)
Thomas Cook Group PLC	8,650	18,465	(a)
William Hill PLC	9,280	34,053	(a)

Total Hotels, Restaurants & Leisure		157,939

Internet & Catalog Retail - 0.5%
Takkt AG	966	15,618	(a)

Multiline Retail - 2.8%
Debenhams PLC	26,650	29,514	(a)
Izumi Co., Ltd.	1,965	29,546	(a)
Myer Holdings Ltd.	8,240	23,370	(a)

Total Multiline Retail		82,430

Specialty Retail - 6.5%
Folli Follie Group	790	11,378	*(a)
Hornbach Baumarkt Aktiengesellschaft	436	32,720	(a)
JUMBO SA	2,000	15,099	(a)
Nafco Co., Ltd.	801	13,940	(a)
Pal Co., Ltd.	1,227	40,927	(a)
Statoil Fuel & Retail ASA	4,480	43,237	*(a)
Tom Tailor Holding AG	1,682	34,147	*(a)

Total Specialty Retail		191,448

Textiles, Apparel & Luxury Goods - 3.0%
361 Degrees International Ltd.	46,460	28,524	(a)
Xingquan International Sports Holdings Ltd.	59,040	21,986	(a)
Youngone Corp.	2,759	39,528	(a)

Total Textiles, Apparel & Luxury Goods		90,038

TOTAL CONSUMER DISCRETIONARY		668,467

CONSUMER STAPLES - 8.1%
Food & Staples Retailing - 1.8%
COSMOS Pharmaceutical Corp.	589	24,894	(a)
S Foods Inc.	1,560	13,297	(a)
San-A Co., Ltd.	393	15,165	(a)

Total Food & Staples Retailing		53,356

Food Products - 6.3%
Bongrain SA	260	23,282	(a)
CJ CheilJedang Corp.	125	27,621	(a)
Greencore Group PLC	20,910	29,292	(a)
Lotte Confectionery Co., Ltd.	24	38,292	(a)
Pacific Andes Resources Development Ltd.	100,020	22,408	(a)
Viterra Inc.	4,260	46,290

Total Food Products		187,185

TOTAL CONSUMER STAPLES		240,541

ENERGY - 1.2%
Energy Equipment & Services - 1.2%
Aker ASA, Class A Shares	1,330	35,466	(a)

See Notes to Schedule of Investments.

LEGG MASON GLOBAL CURRENTS INTERNATIONAL SMALL CAP OPPORTUNITY FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2011

SECURITY	SHARES	VALUE
FINANCIALS - 10.4%
Capital Markets - 1.9%
Deutsche Beteiligungs AG	990	$27,921	(a)
F&C Asset Management PLC	24,970	30,043	(a)

Total Capital Markets		57,964

Commercial Banks - 1.0%
Ringkjoebing Landbobank Aktieselskab	240	28,741	(a)

Diversified Financial Services - 0.5%
Eurazeo	199	14,532	(a)

Real Estate Investment Trusts (REITs) - 5.4%
Advance Residence Investment	16	33,560	(a)
CapitaRetail China Trust	32,770	32,543	(a)
Parkway Life Real Estate Investment Trust	21,610	32,419	(a)
Top REIT Inc.	6	33,019	(a)
United Urban Investment Corp.	24	27,723	(a)

Total Real Estate Investment Trusts (REITs)		159,264

Real Estate Management & Development - 1.6%
Deutsche Wohnen AG	1,370	23,815	(a)
GAGFAH SA	3,250	23,632	(a)

Total Real Estate Management & Development		47,447

TOTAL FINANCIALS		307,948

HEALTH CARE - 6.9%
Health Care Providers & Services - 3.3%
Primary Health Care Ltd.	10,290	38,001	(a)
Rhoen-Klinikum AG	2,200	53,106	(a)
Toho Holdings Co., Ltd.	786	7,842	(a)

Total Health Care Providers & Services		98,949

Life Sciences Tools & Services - 1.8%
Biotage AB	33,990	36,275	(a)
Lonza Group AG, Registered Shares	200	15,653	*(a)

Total Life Sciences Tools & Services		51,928

Pharmaceuticals - 1.8%
Kaken Pharmaceutical Co., Ltd.	1,380	19,383	(a)
Meda AB, Class A Shares	3,000	32,632	(a)

Total Pharmaceuticals		52,015

TOTAL HEALTH CARE		202,892

INDUSTRIALS - 25.2%
Airlines - 1.1%
easyJet PLC	5,790	33,348	*(a)

Building Products - 2.7%
Hamon	980	38,697	(a)
Maezawa Kasei Industries Co., Ltd.	2,770	26,495	(a)
Noritz Corp.	786	14,466	(a)

Total Building Products		79,658

Commercial Services & Supplies - 9.5%
Aeon Delight Co., Ltd.	1,036	20,932	(a)
BWT AG	980	26,091	(a)
Derichebourg SA	5,500	42,778	*(a)
Loomis AB, Class B Shares	3,480	48,532	(a)
Newalta Corp.	2,750	34,587
Shanks Group PLC	25,350	52,031	(a)
Séché Environnement	590	54,595	(a)

Total Commercial Services & Supplies		279,546

Construction & Engineering - 2.7%
Foster Wheeler AG	980	29,772	*
Heijmans N.V.	680	17,135	(a)
Kyowa Exeo Corp.	1,070	10,863	(a)
Toshiba Plant Systems & Services Corp.	1,965	23,298	(a)

Total Construction & Engineering		81,068

See Notes to Schedule of Investments.

LEGG MASON GLOBAL CURRENTS INTERNATIONAL SMALL CAP OPPORTUNITY FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2011

SECURITY	SHARES	VALUE
Electrical Equipment - 1.2%
Prysmian S.p.A.	1,720	$34,597	(a)

Industrial Conglomerates - 2.2%
Haw Par Corp., Ltd.	7,860	38,385	(a)
Wendel Investissement	210	25,806	(a)

Total Industrial Conglomerates		64,191

Machinery - 3.0%
Bobst Group AG	280	10,490	*(a)
Duerr AG	980	39,791	(a)
Industrea Ltd.	18,800	27,239	(a)
Torishima Pump Mfg. Co., Ltd.	715	11,488	(a)

Total Machinery		89,008

Professional Services - 1.5%
Teleperformance	1,500	44,107	(a)

Trading Companies & Distributors - 0.5%
Boom Logistics Ltd.	41,270	13,346	*(a)

Transportation Infrastructure - 0.8%
BBA Aviation PLC	7,070	24,691	(a)

TOTAL INDUSTRIALS		743,560

INFORMATION TECHNOLOGY - 11.4%
Communications Equipment - 1.2%
Cogo Group Inc.	3,960	21,146	*
Mitsui Knowledge Industry Co., Ltd.	96	14,793	(a)

Total Communications Equipment		35,939

Electronic Equipment, Instruments & Components - 2.8%
Ingenico SA	1,670	81,404	(a)

Internet Software & Services - 1.5%
RADVision Ltd.	1,950	15,308	*
ZAPPALLAS Inc.	24	28,990	(a)

Total Internet Software & Services		44,298

IT Services - 4.2%
CGI Group Inc., Class A Shares	1,960	48,388	*
Indra Sistemas SA	1,850	38,261	(a)
ITOCHU Techno-Solutions Corp.	657	23,378	(a)
NS Solutions Corp.	735	14,387	(a)

Total IT Services		124,414

Software - 1.7%
SRA Holdings Inc.	1,950	19,347	(a)
Sword Group	1,070	30,429	(a)

Total Software		49,776

TOTAL INFORMATION TECHNOLOGY		335,831

MATERIALS - 9.5%
Chemicals - 3.7%
Filtrona PLC	6,780	39,997	(a)
Incitec Pivot Ltd.	9,310	38,797	(a)
Symrise AG	990	31,539	(a)

Total Chemicals		110,333

Containers & Packaging - 2.8%
DS Smith PLC	11,590	46,670	(a)
Smurfit Kappa Group PLC	2,910	34,706	*(a)

Total Containers & Packaging		81,376

Metals & Mining - 1.0%
African Barrick Gold Ltd.	4,570	30,389	(a)

Paper & Forest Products - 2.0%
Mondi PLC	3,540	35,255	(a)
Sappi Ltd.	4,670	23,859	*(a)

Total Paper & Forest Products		59,114

TOTAL MATERIALS		281,212

See Notes to Schedule of Investments.

LEGG MASON GLOBAL CURRENTS INTERNATIONAL SMALL CAP OPPORTUNITY FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2011

SECURITY			SHARES	VALUE
UTILITIES - 1.7%
Water Utilities - 1.7%
Sound Global Ltd.			47,650	$25,994	(a)
Tri-Tech Holding Inc.			3,080	24,733	*

TOTAL UTILITIES				50,727

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,644,888)				2,866,644

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 10.0%
Repurchase Agreements - 10.0%
Interest in $367,792,000 joint tri-party repurchase agreement dated 6/30/11 with Barclays Capital Inc.; Proceeds at maturity - $295,000; (Fully collateralized by various U.S. government agency obligations, 0.000% to 0.135% due 5/6/13 to 7/15/20; Market Value - $300,900) (Cost - $295,000)	0.020%	7/1/11	$295,000	295,000

TOTAL INVESTMENTS - 107.0% (Cost - $2,939,888#)				3,161,644
Liabilities in Excess of Other Assets - (7.0)%				(207,901)

TOTAL NET ASSETS - 100.0%				$2,953,743

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

REIT	— Real Estate Investment Trust

See Notes to Schedule of Investments.

LEGG MASON GLOBAL CURRENTS INTERNATIONAL SMALL CAP OPPORTUNITY FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2011

Summary of Investments by Country **

Japan	18.4%
United Kingdom	14.3
France	10.0
Germany	8.2
Australia	4.5
Singapore	4.1
Canada	4.1
Sweden	3.7
South Korea	3.3
Norway	2.5
Ireland	2.0
Bermuda	1.9
Switzerland	1.8
Cayman Islands	1.7
Belgium	1.2
Spain	1.2
Italy	1.1
China	0.9
Denmark	0.9
Greece	0.8
Austria	0.8
South Africa	0.8
Luxembourg	0.8
United States	0.7
Netherlands	0.5
Israel	0.5
Short-Term Investments	9.3

100.0%

**	As a percentage of total investments. Please note that Fund holdings are as of June 30, 2011 and are subject to change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Global Currents International Small Cap Opportunity Fund (the “Fund”) is a separate diversified series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Consumer discretionary	—	$668,467	—	$668,467
Consumer staples	$46,290	194,251	—	240,541
Energy	—	35,466	—	35,466
Financials	—	307,948	—	307,948
Health care	—	202,892	—	202,892
Industrials	64,359	679,201	—	743,560
Information technology	84,842	250,989	—	335,831
Materials	—	281,212	—	281,212
Utilities	24,733	25,994	—	50,727

Total long-term investments	$220,224	$2,646,420	—	$2,866,644

Short-term investments†	—	295,000	—	295,000

Total investments	$220,224	$2,941,420	—	$3,161,644

†	See Schedule of Investments for additional detailed categorizations.

For the period ended June 30, 2011, as a result of fair value pricing procedures for international equities utilized by the Fund, certain securities transferred in and out of Level 1 and Level 2 measurements during the period.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that

Notes to Schedule of Investments (unaudited) (continued)

any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign Investment Risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At June 30, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$345,339
Gross unrealized depreciation	(123,583)

Net unrealized appreciation	$221,756

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended June 30, 2011, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	August 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	August 24, 2011

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	August 24, 2011